UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-01976

Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000, New York, NY 10019-2701

(Address of principal executive offices) (Zip code)

Robert D. Goldfarb

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

New York, New York 10019-2701

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 832-5280

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.  REPORTS TO STOCKHOLDERS.

Sequoia

Fund, Inc.

SEMI-ANNUAL
REPORT

(Unaudited)
JUNE 30, 2014

SEQUOIA FUND, INC.
ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
With Income Dividends and Capital Gains
Distributions Reinvested in Shares (Unaudited)

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2014. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

PERIOD ENDED	Value of Initial $10,000 Investment	Value of Cumulative Reinvested Capital Gains Distributions	Value of Cumulative Reinvested Dividends	Total Value of Shares
July 15, 1970	$10,000	$—	$—	$10,000
May 31, 1971	11,750	—	184	11,934
May 31, 1972	12,350	706	451	13,507
May 31, 1973	9,540	1,118	584	11,242
May 31, 1974	7,530	1,696	787	10,013
May 31, 1975	9,490	2,137	1,698	13,325
May 31, 1976	12,030	2,709	2,654	17,393
May 31, 1977	15,400	3,468	3,958	22,826
Dec. 31, 1977	18,420	4,617	5,020	28,057
Dec. 31, 1978	22,270	5,872	6,629	34,771
Dec. 31, 1979	24,300	6,481	8,180	38,961
Dec. 31, 1980	25,040	8,848	10,006	43,894
Dec. 31, 1981	27,170	13,140	13,019	53,329
Dec. 31, 1982	31,960	18,450	19,510	69,920
Dec. 31, 1983	37,110	24,919	26,986	89,015
Dec. 31, 1984	39,260	33,627	32,594	105,481
Dec. 31, 1985	44,010	49,611	41,354	134,975
Dec. 31, 1986	39,290	71,954	41,783	153,027
Dec. 31, 1987	38,430	76,911	49,020	164,361
Dec. 31, 1988	38,810	87,760	55,946	182,516
Dec. 31, 1989	46,860	112,979	73,614	233,453
Dec. 31, 1990	41,940	110,013	72,633	224,586
Dec. 31, 1991	53,310	160,835	100,281	314,426
Dec. 31, 1992	56,660	174,775	112,428	343,863
Dec. 31, 1993	54,840	213,397	112,682	380,919
Dec. 31, 1994	55,590	220,943	117,100	393,633
Dec. 31, 1995	78,130	311,266	167,129	556,525
Dec. 31, 1996	88,440	397,099	191,967	677,506
Dec. 31, 1997	125,630	570,917	273,653	970,200
Dec. 31, 1998	160,700	798,314	353,183	1,312,197
Dec. 31, 1999	127,270	680,866	286,989	1,095,125
Dec. 31, 2000	122,090	903,255	289,505	1,314,850
Dec. 31, 2001	130,240	1,002,955	319,980	1,453,175
Dec. 31, 2002	126,630	976,920	311,226	1,414,776
Dec. 31, 2003	147,610	1,146,523	362,790	1,656,923
Dec. 31, 2004	154,270	1,200,687	379,159	1,734,116
Dec. 31, 2005	155,450	1,331,529	382,059	1,869,038
Dec. 31, 2006	152,750	1,496,788	375,422	2,024,960
Dec. 31, 2007	139,120	1,713,258	342,768	2,195,146
Dec. 31, 2008	95,270	1,265,238	241,397	1,601,905
Dec. 31, 2009	109,900	1,459,533	278,860	1,848,293
Dec. 31, 2010	129,290	1,745,828	333,509	2,208,627
Dec. 31, 2011	145,500	1,979,112	375,323	2,499,935
Dec. 31, 2012	168,310	2,289,377	434,162	2,891,849
Dec. 31, 2013	222,920	3,093,884	575,031	3,891,835
June 30, 2014	222,430	3,130,923	573,766	3,927,119

The total amount of capital gains distributions reinvested in shares was $1,558,458. The total amount of dividends reinvested was $130,082, including return of capital distributions reinvested of $5,294.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

To the Shareholders of Sequoia Fund, Inc.

Dear Shareholder:

Sequoia Fund’s results for the second quarter of 2014 are shown below with comparable results for the S&P 500 Index:

To June 30, 2014	Sequoia Fund	S&P 500 Index*
3 Months	-0.86%	5.23%
6 Months	0.92%	7.14%
1 Year	18.42%	24.61%
5 Years (Annualized)	19.13%	18.83%
10 Years (Annualized)	8.67%	7.78%

The performance shown above represents past performance and does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance information shown.

* The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major US corporations. The performance data quoted represents past performance and assumes reinvestment of distributions.

The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Year to date performance as of the most recent month end can be obtained by calling DST Systems, Inc. at (800) 686-6884.

As of this writing, the Sequoia Fund is down 0.60% year-to-date versus up 8.62% for the S&P 500 Index.

Based on activity to the date of this letter, the capital gains distribution will be approximately $1.76 per share and would be distributed in November. We will do our best to keep you informed of any material changes due to sales activity through October 31, 2014. IRS regulations dictate that capital gain distributions are determined by transactions from November 1 of one year to October 31 of the following year.

We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc./Sequoia Fund, Inc. “Annual Investor Day 2014” meeting that was held on May 16th.

Sincerely,

Robert D. Goldfarb President	David M. Poppe Executive Vice President

August 20, 2014

FEES AND EXPENSES OF THE FUND
(UNAUDITED)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses *	1.02%

* Does not reflect Ruane, Cunniff & Goldfarb Inc.’s (“Ruane, Cunniff & Goldfarb”) contractual reimbursement of a portion of the Fund’s operating expenses. This reimbursement is a provision of Ruane, Cunniff & Goldfarb’s investment advisory agreement with the Fund and the reimbursement will be in effect only so long as that investment advisory agreement is in effect. For the year ended December 31, 2013, the Fund’s annual operating expenses and investment advisory fee, net of such reimbursement, were 1.00% and 0.98%, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	$1,000	$1,009.20	$4.98
Hypothetical (5% return per year less expenses)	$1,000	$1,019.84	$5.01

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR BREAKDOWN (UNAUDITED)

As of June 30, 2014	Percent of Net Assets
Healthcare	18.92%
U.S. Government Obligations	18.21%
Diversified Companies	11.15%
Retailing	8.73%
Aerospace/Defense	6.79%
Industrial & Construction Supplies	4.26%
Auto Parts	4.15%
Veterinary Diagnostics	3.28%
Information Processing	2.72%
Internet Software & Services	2.33%
Transportation Services	1.99%
Flooring Products	1.97%
Miscellaneous Securities	1.57%
Biotechnology	1.29%
Dental Equipment	1.29%
Industrial Gases	1.13%
Industrial Machinery	1.11%
Precision Instruments	1.09%
IT Consulting and Other Services	1.07%
Other	6.95%
100.00%

The table below shows the Fund’s major positions as of June 30, 2014:

Position	% of net assets 6/30/2014	% of net assets 12/31/2013
Valeant Pharmaceuticals	17.7%	16.5%
Berkshire Hathaway	11.1%	10.5%
TJX Companies, Inc.	6.8%	8.1%
Fastenal	4.3%	4.1%
Idexx Laboratories	3.3%	2.6%
O’Reilly Automotive	3.1%	2.7%
Top positions	46.3%	44.5%

SEQUOIA FUND, INC.
Schedule of Investments
June 30, 2014 (Unaudited)

COMMON STOCKS (81.85%)

Shares		Value (Note 1)
	ADVERTISING (0.82%)
931,348	Omnicom Group Inc.	$66,330,605
	AEROSPACE/DEFENSE (6.79%)
944,977	Precision Castparts Corp.	238,512,195
23,101,827	Qinetiq Group plc (United Kingdom)	81,760,984
12,344,388	Rolls-Royce Group plc (United Kingdom)	225,837,739
		546,110,918
	AUTO PARTS (4.15%)
629,215	Advance Auto Parts, Inc.	84,893,688
1,654,600	O’Reilly Automotive Inc. *	249,182,760
		334,076,448
	BIOTECHNOLOGY (1.29%)
2,070,778	Novozymes A/S – B Shares (Denmark)	103,865,023
	CONSTRUCTION & ENGINEERING (0.97%)
1,459,643	Jacobs Engineering Group Inc. *	77,769,779
	CONSTRUCTION EQUIPMENT (0.46%)
1,508,945	Ritchie Bros. Auctioneers Incorporated	37,195,494
	CRUDE OIL & GAS PRODUCTION (0.10%)
179,048	Canadian Natural Resources Limited	8,220,094
	DENTAL EQUIPMENT (1.29%)
1,253,778	Sirona Dental Systems Inc. *	103,386,534
	DIVERSIFIED COMPANIES (11.15%)
3,093	Berkshire Hathaway Inc. - Class A *	587,362,247
2,445,502	Berkshire Hathaway Inc. - Class B *	309,502,733
		896,864,980
	DIVERSIFIED MANUFACTURING (0.75%)
763,700	Danaher Corporation	60,126,101
	ELECTRICAL & MECHANICAL SYSTEMS (0.43%)
773,732	EMCOR Group Inc.	34,454,286
	ELECTRONIC MANUFACTURING SERVICES (0.58%)
1,273,426	Trimble Navigation Limited *	47,053,091

Shares		Value (Note 1)
	FLOORING PRODUCTS (1.97%)
1,143,736	Mohawk Industries Inc. *	$158,224,438
	FREIGHT TRANSPORTATION (0.08%)
143,113	Expeditors International Inc.	6,319,870
	HEALTHCARE (18.92%)
528,442	Perrigo Company plc (Ireland)	77,025,706
11,309,482	Valeant Pharmaceuticals International Inc. *	1,426,351,870
431,692	West Pharmaceutical Services, Inc.	18,208,769
19,982	Zoetis Incorporated	644,819
		1,522,231,164
	INDUSTRIAL & CONSTRUCTION SUPPLIES (4.26%)
6,932,949	Fastenal Company	343,111,646
	INDUSTRIAL GASES (1.13%)
689,896	Praxair, Inc.	91,247,265
	INDUSTRIAL MACHINERY (1.11%)
3,509,135	IMI plc (United Kingdom)	89,301,817
	INFORMATION PROCESSING (2.72%)
2,981,796	MasterCard Inc.	219,072,552
	INSURANCE BROKERS (0.43%)
1,121,947	Brown & Brown Inc.	34,454,992
	INTERNET SOFTWARE & SERVICES (2.33%)
161,856	Google Inc. – Class A *	94,632,348
161,856	Google Inc. – Class C *	93,112,520
		187,744,868
	INVESTMENT BANKING & BROKERAGE (0.90%)
433,884	The Goldman Sachs Group Incorporated	72,649,537
	IT CONSULTING & OTHER SERVICES (1.07%)
476,557	International Business Machines Corp.	86,385,487
	PRECISION INSTRUMENTS (1.09%)
839,542	Waters Corporation *	87,681,766
	PROPERTY AND CASUALTY INSURANCE (0.77%)
31,120	Admiral Group plc (United Kingdom)	824,974
4,927,848	Hiscox Ltd. (United Kingdom)	59,624,667
20,945	Verisk Analytics, Inc. – Class A *	1,257,119
		61,706,760

Shares		Value (Note 1)
	RETAILING (8.73%)
39,563	Costco Wholesale Corporation	$4,556,075
850,813	Tiffany & Co.	85,294,003
10,258,839	TJX Companies, Inc.	545,257,293
892,350	Wal-Mart Stores, Inc.	66,988,715
		702,096,086
	SPECIALTY CHEMICALS (0.72%)
1,530,875	Croda International plc (United Kingdom)	57,664,565
	TRANSPORTATION SERVICES (1.99%)
3,247,427	World Fuel Services Corp.	159,870,831
	VETERINARY DIAGNOSTICS (3.28%)
1,974,648	Idexx Laboratories Inc. *	263,753,733
	Miscellaneous Securities (1.57%) (a)	125,971,068
	TOTAL COMMON STOCKS (Cost $2,234,784,504)	$6,584,941,798

U.S. GOVERNMENT OBLIGATIONS (18.21%)

Principal Amount		Value (Note 1)
$1,465,000,000	U.S. Treasury Bills, 0.010% – 0.020% due 7/3/2014 through 8/21/2014	$1,464,996,915
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,464,996,915)	1,464,996,915
	TOTAL INVESTMENTS (100.06%) (Cost $3,699,781,419) ††	8,049,938,713
	LIABILITIES LESS OTHER ASSETS (0.06%)	(4,484,571)
	NET ASSETS (100.00%)	$8,045,454,142

††	The cost for federal income tax purposes is identical.
*	Non-income producing.
(a)	“Miscellaneous Securities” include holdings that have been held for not more than one year and have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the six months ended June 30, 2014, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy. There were no level 3 securities held in the Fund during the six months ended June 30, 2014.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$6,584,941,798		$6,584,941,798
Level 2 – Other Significant Observable Inputs	—	$1,464,996,915	1,464,996,915
Total	$6,584,941,798	$1,464,996,915	$8,049,938,713

The accompanying notes are an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Statement of Assets and Liabilities
June 30, 2014
(Unaudited)

ASSETS
Investments in securities, at value (cost $3,699,781,419) (Note 1)	$8,049,938,713
Cash on deposit	11,599,241
Receivable for capital stock sold	1,909,297
Dividends receivable	3,890,121
Other assets	38,303
Total assets	8,067,375,675
LIABILITIES
Payable for capital stock repurchased	10,098,874
Payable for investment securities purchased	4,717,031
Accrued investment advisory fee	6,930,972
Accrued other expenses	174,656
Total liabilities	21,921,533
Net assets applicable to 36,169,965 shares of capital stock outstanding (Note 4)	$8,045,454,142
Net asset value, offering price and redemption price per share	$222.43
NET ASSETS CONSIST OF
Capital (par value and paid in surplus) $.10 par value stock, 100,000,000 shares authorized	$3,638,053,616
Accumulated net realized gains on investments (Note 5)	57,243,232
Unrealized appreciation on investments	4,350,157,294
Total net assets	$8,045,454,142

The accompanying notes are an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Statement of Operations
Six Months Ended June 30, 2014
(Unaudited)

INVESTMENT INCOME
Income
Dividends, net of $637,358 foreign tax withheld	$37,965,719
Interest	142,767
Total income	38,108,486
Expenses
Investment advisory fee (Note 2)	40,560,575
Stockholder servicing agent fees	469,510
Directors fees and expenses (Note 6)	146,248
Legal and auditing fees	82,471
Custodian fees	62,501
Other	91,653
Total expenses	41,412,958
Less expenses reimbursed by Investment Adviser (Note 2)	778,000
Net expenses	40,634,958
Net investment loss	(2,526,472)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Realized gain (loss) on
Investments (Note 3)	92,043,480
Foreign currency transactions	9,979
Net realized gain on investments and foreign currency transactions	92,053,459
Net decrease in unrealized appreciation on investments	(17,523,010)
Net realized and unrealized gain on investments and foreign currency transactions	74,530,449
Net increase in net assets from operations	$72,003,977

The accompanying notes are an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (Unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss	$(2,526,472)	$(25,955,496)
Net realized gain on investments and foreign currency transactions	92,053,459	230,849,682
Net increase (decrease) in unrealized appreciation on investments	(17,523,010)	1,844,931,680
Net increase in net assets from operations	72,003,977	2,049,825,866
Distributions to shareholders from
Net realized gains	(91,654,590)	(120,895,246)
Capital share transactions (Note 4)	25,942,429	273,608,098
Total increase	6,291,816	2,202,538,718
NET ASSETS
Beginning of period	8,039,162,326	5,836,623,608
End of period (including undistributed net investment income of $0 and $0, respectively)	$8,045,454,142	$8,039,162,326

The accompanying notes are an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Notes to Financial Statements (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Sequoia Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A.	Valuation of investments: Investments are carried at market value or at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with the NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Foreign currencies: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B.	Accounting for investments: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C.	Federal income taxes: The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.
D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
E.	General: Dividends and distributions are recorded by the Fund on the ex-dividend date.
F.	Indemnification: The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE 2—INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS

The Fund retains Ruane, Cunniff & Goldfarb Inc. as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) provides the Fund with investment advice, administrative services and facilities.

Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund’s average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset value of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2014 and the Investment Adviser reimbursed the Fund $778,000. Such reimbursement is not subject to recoupment by the Investment Adviser.

For the six months ended June 30, 2014, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $40,560,575 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $137,855 to Ruane, Cunniff & Goldfarb LLC, the Fund’s distributor. Certain officers of the Fund are also officers of the Investment Adviser and the Fund’s distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund’s capital shares during the six months ended June 30, 2014.

NOTE 3—PORTFOLIO TRANSACTIONS

The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2014 were $198,334,037 and $257,149,250, respectively. Included in proceeds of sales is $42,465,645 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $34,795,171.

At June 30, 2014, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $4,357,466,019 and $7,308,725, respectively.

NOTE 4—CAPITAL STOCK

At June 30, 2014 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2014 and the year ended December 31, 2013 were as follows:

	2014		2013
	Shares	Amount	Shares	Amount
Shares sold	1,295,456	$292,509,717	3,153,816	$611,624,071
Shares issued to stockholders on reinvestment of net realized gains on investments	363,420	81,649,682	506,868	107,075,851
	1,658,876	374,159,399	3,660,684	718,699,922
Shares repurchased	1,552,202	348,216,970	2,275,012	445,091,824
Net increase	106,674	$25,942,429	1,385,672	$273,608,098

NOTE 5—FEDERAL INCOME TAXES

Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2014 permanent differences primarily due to realized gains on redemptions in kind not recognized for tax purposes, net investment loss and different book and tax treatment of net realized losses on foreign currency transactions resulted in a net decrease in net accumulated investment loss of $2,526,472 and accumulated net realized gains on investments of $34,805,150 with a corresponding increase in capital of $32,278,678. These reclassifications had no effect on net assets.

The tax character of distributions paid during the six months ended June 30, 2014 and during the year ended December 31, 2013 was as follows:

	2014	2013
Distributions paid from
Long-term capital gains	$91,654,590	$120,895,246

As of June 30, 2014 and December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	2014	2013
Undistributed long-term gain	$57,243,232	$91,649,513
Unrealized appreciation	4,350,157,294	4,367,680,304
	$4,407,400,526	$4,459,329,817

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open years (tax years ended December 31, 2010 through December 31, 2013) and has concluded that no provision for unrecognized benefits or expenses is required in these financial statements.

NOTE 6—DIRECTORS FEES AND EXPENSES

Directors who are not deemed “interested persons” receive fees of $13,750 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2014 was $146,248.

NOTE 7—INTERIM FINANCIAL STATEMENTS

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8—SUBSEQUENT EVENTS

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NOTE 9—FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$222.92		$168.31	$145.50	$129.29	$109.90	$95.27
Income from investment operations
Net investment income (loss)	(0.07)		(0.72)	(0.41)	(0.42)	0.00 (a)	0.00 (a)
Net realized and unrealized gains (losses) on investments	2.12		58.73	23.22	17.45	21.35	14.65
Total from investment operations	2.05		58.01	22.81	17.03	21.35	14.65
Less distributions
Dividends from net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	(2.54)		(3.40)	—	(0.82)	(1.65)	(0.00) (a)
Return of capital	—		—	—	—	(0.31)	—
Total distributions	(2.54)		(3.40)	—	(0.82)	(1.96)	(0.02)
Net asset value, end of period	$222.43		$222.92	$168.31	$145.50	$129.29	$109.90
Total Return	0.92	%†	34.58%	15.68%	13.19%	19.50%	15.38%
Ratios/Supplemental data
Net assets, end of period (in millions)	$8,045.5		$8,039.2	$5,836.6	$4,914.0	$3,487.7	$2,867.8
Ratio of expenses to average net assets
Before expense reimbursement	1.02	%††	1.02%	1.03%	1.03%	1.04%	1.05%
After expense reimbursement	1.00	%††	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	(0.06	)%††	(0.37)%	(0.26)%	(0.34)%	(0.00)%	0.01%
Portfolio turnover rate	3	%†	2%	5%	3%	23%	15%

†	Not annualized
††	Annualized
(a)	Represents less than $0.01 per share.

Other information (Unaudited)

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain year to date performance as of the most recent month end, and a copy of the prospectus by calling 1-800-686-6884, or on the Fund’s website at http://www.sequoiafund.com. Please read the prospectus carefully before investing.

Shares of the Fund are offered through the Fund’s distributor, Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC is an affiliate of Ruane, Cunniff & Goldfarb Inc. and is a member of FINRA. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information regarding the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund’s web site at http://www.sequoiafund.com/fund-reports.htm.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund’s web site at www.sequoiafund.com and use the “Shareholder Information” link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission’s web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

SEQUOIA FUND, INC.
9 West 57th Street, Suite 5000
New York, New York 10019-2701
(800) 686-6884
Website: www.sequoiafund.com

DIRECTORS

Robert D. Goldfarb
David M. Poppe
Roger Lowenstein
C. William Neuhauser
Sharon Osberg, Chairperson of the Board
Robert L. Swiggett

OFFICERS

Robert D. Goldfarb	— President
David M. Poppe	— Executive Vice President
Todd G. Ruoff	— Executive Vice President & Secretary
Paul J. Greenberg	— Treasurer
Michael Sloyer	— Chief Compliance Officer
Michael Valenti	— Assistant Secretary

INVESTMENT ADVISER

Ruane, Cunniff & Goldfarb Inc.
9 West 57th Street, Suite 5000
New York, New York 10019-2701

DISTRIBUTOR

Ruane, Cunniff & Goldfarb LLC
9 West 57th Street, Suite 5000
New York, New York 10019-2701

CUSTODIAN

The Bank of New York
MF Custody Administration Department
One Wall Street, 25th Floor
New York, New York 10286

REGISTRAR AND SHAREHOLDER SERVICING AGENT

DST Systems, Inc.
P.O. Box 219477
Kansas City, Missouri 64121

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS

(a) The Schedule of Investments is Included in Item 1, Reports to Stockholders.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this  report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By: /s/ Robert D. Goldfarb

        Robert D. Goldfarb

        President and Principal Executive Officer

Date:  August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert D. Goldfarb

        Robert D. Goldfarb

        President and Principal Executive Officer

Date:  August 28, 2014

By: /s/ Paul J. Greenberg

        Paul J. Greenberg

        Treasurer

Date:  August 28, 2014